Condensed consolidated balance sheet - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Assets
Cash and balances at central banks	£ 151,511	£ 124,489
Trading assets	70,195	68,990
Derivatives	109,556	166,523
Settlement balances	7,793	2,297
Loans to banks - amortised cost	8,176	6,955
Loans to customers - amortised cost	362,711	360,544
Other financial assets	51,469	55,148
Intangible assets	6,694	6,655
Other assets	7,753	7,890
Total assets	775,858	799,491
Liabilities
Bank deposits	14,394	20,606
Customer deposits	467,214	431,739
Settlement balances	7,119	5,545
Trading liabilities	75,847	72,256
Derivatives	103,992	160,705
Other financial liabilities	46,118	45,811
Subordinated liabilities	8,696	9,962
Notes in circulation	2,906	2,655
Other liabilities	5,687	6,388
Total liabilities	731,973	755,667
Equity
Ordinary shareholders' interests	37,445	38,367
Other owners' interests	6,430	5,493
Owners' equity	43,875	43,860
Non-controlling interests	10	(36)
Total equity	43,885	43,824
Total liabilities and equity	£ 775,858	£ 799,491